INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Components of Current and Deferred Income Tax Expense (Benefit)
The components of current and deferred income tax credit (expense) reflected in the Consolidated Statements of Operations are as follows:

	Fiscal Year
(In thousands)	2024	2023	2022
(Loss) income before income taxes and equity in losses of unconsolidated investees
Domestic	$479,612	$(384,890)	$(307,284)
Foreign	(1,076,234)	111,364	81,401
	$(596,622)	$(273,526)	$(225,883)

(Provision for) benefits from income taxes:
Current tax (expense) benefits
Domestic	$(607)	$(463)	$134
Foreign	(17,700)	3,525	(23,727)
	(18,307)	3,062	(23,593)

Deferred tax benefit
Domestic	—	16	—
Foreign	355	(2,452)	(8,598)
	355	(2,436)	(8,598)

(Provision for) benefits from income taxes	$(17,952)	$626	$(32,191)

Schedule of Effective Income Tax Rate Reconciliation
The benefits from (provision for) income taxes differs from the amounts obtained by applying the statutory Singapore tax rate of 17% to income before taxes as shown below:

	Fiscal Year
(In thousands)	2024	2023	2022
Statutory rate	17%	17%	17%
Tax benefit at statutory rate	$101,427	$46,500	$38,400
Foreign tax rate differential	(22,110)	(41,357)	(45,985)
Change in valuation allowance	(85,719)	(10,746)	(30,595)
Unrecognized tax benefits	(7,570)	1,332	3,455
Tax credits carryforward	(1,730)	2,797	—
Other	(2,250)	2,100	2,534
(Provision for) benefits from income taxes	$(17,952)	$626	$(32,191)

Schedule of Deferred Tax Assets and Liabilities
Long-term deferred tax assets and liabilities are presented in the Consolidated Balance Sheets as follows:

	As of
(In thousands)	December 31, 2024	December 31, 2023
Deferred tax assets:
Net operating loss carryforwards	$212,403	$64,596
Tax credits carryforward	685	2,559
Reserves and accruals	20,049	17,380
Lease liabilities	6,193	4,724
Fixed assets	14,163	1,538
Identified intangible fixed assets	501
Others	2,172	1,744
Total deferred tax assets	256,166	92,541
Valuation allowance	(234,932)	(71,827)
Total deferred tax assets, net of valuation allowance	21,234	20,714
Deferred tax liabilities:
Intangible assets and accruals	(1,957)	(585)
Reserves and accruals	(17,101)	(20,891)
Right-of-use assets	(5,146)	(4,295)
Fixed asset	(1,584)	(1,581)
Other	(760)	(363)
Total deferred tax liabilities	(26,548)	(27,715)
Net deferred tax liabilities	$(5,314)	$(7,001)

Summary of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amounts of unrecognized tax benefits during fiscal years 2024, 2023, and 2022 is as follows:

	Fiscal Year
(In thousands)	2024	2023	2022
Balance at beginning of period	$21,641	$33,861	$34,695
Additions for tax positions related to the current year	7,751	(10,971)	10,971
Reduction of tax position relating to settlement with taxing authorities	—	—	(2,252)
Reductions for tax positions from prior years/statute of limitations expirations	(1,736)	(1,498)	(9,249)
Foreign exchange loss (gain)	(133)	249	(304)
Balance at end of period	$27,523	$21,641	$33,861